Earnings per share - Basic and diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the period	$ (99,105)	$ (104,178)	$ (238,269)
Less: net loss attributable to non-controlling interest	(19)	(23)	(37)
Loss attributable to Equity of the Company	$ (99,086)	$ (104,155)	$ (238,232)
Denominator
Weighted average number of shares for basic EPS (in shares)	219,981,977	201,789,219	200,349,548
Weighted average number of shares for diluted EPS (in shares)	219,981,977	201,789,219	200,349,548
Basic Loss for the period (in dollars per share)	$ (0.45)	$ (0.52)	$ (1.19)
Diluted Loss for the period (in dollars per share)	$ (0.45)	$ (0.52)	$ (1.19)